Lease Liabitity - Schedule of Maturity Analysis of the Lease Liability (Details) - Dec. 31, 2024 - Lease liabilities [member]	USD ($)	AED (د.إ)
Schedule of Maturity Analysis of the Lease Liability [Line items]
Gross lease liabilities		د.إ 1,409,686
Less: Future interest		(28,820)
Net lease liabilities	$ 376,053	1,380,866
Amount in USD (in Dollars)	376,053	1,380,866
Within 1 year [Member]
Schedule of Maturity Analysis of the Lease Liability [Line items]
Gross lease liabilities		900,475
Less: Future interest		(23,657)
Net lease liabilities	238,785	876,818
Amount in USD (in Dollars)	238,785	876,818
Within 2 years [Member]
Schedule of Maturity Analysis of the Lease Liability [Line items]
Gross lease liabilities		509,211
Less: Future interest		(5,163)
Net lease liabilities	137,268	504,048
Amount in USD (in Dollars)	$ 137,268	د.إ 504,048